ACQUIRED INTANGIBLE ASSETS, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization	$ (46,346,613)	$ (39,031,548)
Amortization of acquired intangible assets	$ 7,315,066	19,203,618	$ 2,785,142
Impairment loss of intangible assets		$ 1,323,260	1,562,386
Cost of revenues, impairment on intangible assets	$ 35,209,933		$ 250,553
Amortization expenses for 2016	5,140,270
Amortization expenses for 2017	3,875,303
Amortization expenses for 2018	3,127,159
Amortization expenses for 2019	96,362
Amortization expenses for 2020 and thereafter	2,707
Total
Goss carrying amount	99,640,152	$ 99,582,753
Accumulated amortization	(46,346,613)	(39,031,548)
Exchange difference	(1,051,963)	1,498,603
Impairment	(39,725,967)	(6,540,004)
Net carrying amount	$ 12,515,609	$ 55,509,804
Weighted Average [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	3 years	3 years
Trademarks [Member]
Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount	$ 282,182	$ 282,182
Exchange difference	$ (8,374)	$ 8,388
Impairment
Net carrying amount	$ 273,808	$ 290,570
Agreements with Mobile Operator [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount	3,113,746	3,113,746
Accumulated amortization	$ (3,113,746)	$ (3,113,746)
Exchange difference
Impairment
Net carrying amount
Amortization period	3 years
Total
Accumulated amortization	$ (3,113,746)	$ (3,113,746)
Operating Platforms [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount	243,974	243,974
Accumulated amortization	$ (243,974)	$ (243,974)
Exchange difference
Impairment
Net carrying amount
Amortization period	5 years
Total
Accumulated amortization	$ (243,974)	$ (243,974)
Service Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount	57,071	57,071
Accumulated amortization	$ (57,071)	$ (57,071)
Exchange difference
Impairment
Net carrying amount
Amortization period	3 years
Total
Accumulated amortization	$ (57,071)	$ (57,071)
Contracts with Content Providers [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount	120,999	120,999
Accumulated amortization	$ (120,999)	$ (120,999)
Exchange difference
Impairment
Net carrying amount
Amortization period	1 year
Total
Accumulated amortization	$ (120,999)	$ (120,999)
Non-compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount	388,516	388,516
Accumulated amortization	$ (388,516)	$ (388,516)
Exchange difference
Impairment
Net carrying amount
Amortization period	2 years
Total
Accumulated amortization	$ (388,516)	$ (388,516)
Self-Developed Contents [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount	379,089	379,089
Accumulated amortization	$ (379,089)	$ (379,089)
Exchange difference
Impairment
Net carrying amount
Amortization period	2 years
Total
Accumulated amortization	$ (379,089)	$ (379,089)
Product Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount	4,966,102	4,966,102
Accumulated amortization	$ (4,966,102)	$ (4,966,102)
Exchange difference
Impairment
Net carrying amount
Amortization period	3 years
Total
Accumulated amortization	$ (4,966,102)	$ (4,966,102)
Contracts with Service Providers [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount	5,713	5,713
Accumulated amortization	$ (5,713)	$ (5,713)
Exchange difference
Impairment
Net carrying amount
Amortization period	1 year
Total
Accumulated amortization	$ (5,713)	$ (5,713)
Subscriber List [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount	16,710	16,710
Accumulated amortization	$ (16,710)	$ (16,710)
Exchange difference
Impairment
Net carrying amount
Amortization period	1 year
Total
Accumulated amortization	$ (16,710)	$ (16,710)
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount	36,874	36,874
Accumulated amortization	$ (36,874)	$ (36,874)
Exchange difference
Impairment
Net carrying amount
Amortization period	1 year
Total
Accumulated amortization	$ (36,874)	$ (36,874)
Core Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount	8,281,231	8,281,231
Accumulated amortization	(7,242,002)	(6,947,441)
Exchange difference	$ (248,707)	$ 243,038
Impairment
Net carrying amount	$ 790,522	$ 1,576,828
Amortization period	5 years
Total
Accumulated amortization	$ (7,242,002)	(6,947,441)
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount	172,549	115,150
Accumulated amortization	(92,222)	(65,464)
Exchange difference	$ (6,351)	$ 3,875
Impairment
Net carrying amount	$ 73,976	$ 53,561
Amortization period	5 years
Total
Accumulated amortization	$ (92,222)	(65,464)
Game Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount	80,381,424	80,381,424
Accumulated amortization	(29,003,257)	(22,127,367)
Exchange difference	(745,446)	1,239,249
Impairment	(39,725,967)	(6,540,004)
Net carrying amount	$ 10,906,754	52,953,302
Amortization period	3 years
Carrying amounts	$ 35,209,933	4,721,260
Write back of an unpaid consideration		1,250,000
Forfeiture of the warrant		2,148,000
Total
Accumulated amortization	(29,003,257)	(22,127,367)
Employment Contract [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount	380,898	380,898
Accumulated amortization	$ (380,898)	$ (380,898)
Exchange difference
Impairment
Net carrying amount
Amortization period	3 years
Total
Accumulated amortization	$ (380,898)	$ (380,898)
Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount	813,074	813,074
Accumulated amortization	(299,440)	(181,584)
Exchange difference	$ (43,085)	$ 4,053
Impairment
Net carrying amount	$ 470,549	$ 635,543
Amortization period	6 years
Total
Accumulated amortization	$ (299,440)	$ (181,584)